RESEARCH AND DEVELOPMENT - Disclosure of research and development expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Research And Development [Line Items]
Research and development expense	$ 4,999,944	$ 12,180,938	$ 6,313,988
Laboratory costs [Member]
Research And Development [Line Items]
Research and development expense	23,718	146,649	82,871
Novel drug development [Member]
Research And Development [Line Items]
Research and development expense	3,961,781	8,557,000	3,638,910
Patents and related payments [Member]
Research And Development [Line Items]
Research and development expense	92,500	73,645	513,302
Salary and subcontractors [Member]
Research And Development [Line Items]
Research and development expense	1,317,405	2,631,884	1,369,769
Share-based compensation [Member]
Research And Development [Line Items]
Research and development expense	(48,128)	771,760	709,136
Investment tax credits [Member]
Research And Development [Line Items]
Research and development expense	$ (347,332)	$ 0	$ 0